Investment Strategy - Eaton Vance Preferred Securities and Income ETF - Eaton Vance Preferred Securities and Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities and other income-producing securities. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
Preferred securities generally pay fixed and floating-rate distributions and are junior to all forms of an issuer’s senior debt, but have “preference” over the issuer’s common stock in the payment of distributions and liquidation of the issuer’s assets. Preferred securities in which the Fund may invest include preferred stock, trust preferred securities, fixed and floating rate preferred securities, listed and unlisted preferred securities, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). The Fund generally invests in $1,000 par fixed-to-variable reset preferred and hybrid securities, which are commonly referred to as “$1,000 par preferred securities,” and are issued in large, institutional lot sizes, typically by U.S. and non-U.S. financial services companies (i.e., banking, insurance, and commercial finance companies) and other corporations.
The Adviser considers income-producing securities to include securities that have a stated coupon rate which expects to pay interest or dividends. Income-producing securities in which the Fund may invest include contingent convertible securities (“CoCos”) and hybrid securities. CoCos are a form of hybrid debt security, which are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” Hybrid securities are financial instruments that generally possess certain characteristics of both equity and debt securities.
The Fund invests in both domestic and foreign securities. The Fund may invest in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” (“QDI”). However, the Fund may also invest in securities that are not eligible for such treatment. The Fund is not managed to a particular maturity or duration.
The Fund invests in both investment grade securities (rated at least BBB- by S&P Global Ratings, a division of S&P Global Inc. (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, securities considered to be of comparable quality by the Adviser) and, without limit, below investment grade securities (rated below BBB by either S&P or Fitch, or below Baa by Moody’s or, if unrated, securities considered to be of comparable quality by the Adviser (often referred to as “junk” instruments)). The Fund is not managed to a particular average credit rating. If securities are rated differently by two or more rating agencies, the highest rating will be used.
The Fund will concentrate its investments in the financial services industry. Therefore, under normal conditions, the Fund will invest more than 25% of its total assets in securities issued by issuers in the financial services industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.
In managing the Fund, the Adviser considers macroeconomic factors in determining the Fund’s sector allocation and yield curve positioning and uses fundamental research in selecting individual securities for the portfolio. Macroeconomic factors considered may include, among others, the pace of economic growth, unemployment rates, interest rates, inflation, monetary and fiscal policy, and general trends in global economies and currencies. In combination with the top-down macroeconomic approach, the Adviser employs a bottom-up process of fundamental securities analysis to select the specific securities for investment. This bottom-up, research-driven and value-oriented approach emphasizes the financial strength of issuers, current valuations and the interest rate sensitivity of investments, among other factors. In selecting securities, the Adviser generally seeks issuers with attractive valuations. The Adviser may sell a security when the Adviser’s valuation target for the security is reached, the fundamentals of the company deteriorate or to pursue more attractive investment options. The total return sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular market sector or security.
When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.